INTANGIBLE ASSET (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Intangible assets, accumulated amortization	$ (3,266)
Intangible assets, gross carrying amount	78,157
Intangible assets, net carrying amount	$ 77,196	$ 0
Weighted Average useful life (Years)	10 years
Foreign currency translation adjustment [Member]
Intangible assets, accumulated amortization	$ 0
Intangible assets, gross carrying amount	0
Intangible assets, net carrying amount	2,305
Software Development in Progress [Member]
Intangible assets, accumulated amortization	0
Intangible assets, gross carrying amount	21,014
Intangible assets, net carrying amount	21,014
Software development [Member]
Intangible assets, accumulated amortization	(3,266)
Intangible assets, gross carrying amount	57,143
Intangible assets, net carrying amount	$ 53,877
Weighted Average useful life (Years)	10 years